SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2020
Minimum | Customer Lists
Goodwill and Other Intangible Assets
Estimated useful lives of other intangible assets and goodwill	5 years
Minimum | Software costs
Goodwill and Other Intangible Assets
Estimated useful lives of other intangible assets and goodwill	5 years
Maximum | Customer Lists
Goodwill and Other Intangible Assets
Estimated useful lives of other intangible assets and goodwill	10 years
Maximum | Software costs
Goodwill and Other Intangible Assets
Estimated useful lives of other intangible assets and goodwill	6 years